CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Current Assets
Cash and Cash Equivalents	$ 45,529	$ 58,359
Accounts Receivable, Net	20,387	21,699
Accounts Receivable, Related Party	607	775
Prepaid Expenses	3,381	3,376
Inventory	20,358	23,086
Voyages in Progress	15,808	15,308
Other Current Assets	4,165	4,384
Total Current Assets	110,235	126,987
NON-CURRENT ASSETS
Vessels, net	934,620	935,813
Deposits paid for Vessels	16,710	50,130
Investment in Nordic American Offshore Ltd	8,359	12,164
Other Non-current Assets	231	15,969
Total Non-current Assets	959,920	1,014,076
Total Assets	1,070,155	1,141,063
Current Liabilities
Accounts Payable	4,648	3,218
Accrued Voyage Expenses	6,996	10,873
Accrued Liabilities	9,397	11,239
Current portion of Long Term Debt	4,654	0
Total Current Liabilities	25,695	25,330
Long-Term Debt	414,372	388,855
Deferred Compensation Liability	16,068	15,814
Total Non-Current Liabilities	430,440	404,669
Commitments and Contingencies
SHAREHOLDERS' EQUITY
Common Stock, par value $0.01 per Share; 180,000,000 shares authorized, 141,969,666 shares issued and outstanding at September 30, 2018 and December 31, 2017, respectively	1,420	1,420
Additional Paid-in Capital	123,734	123,439
Contributed Surplus	788,300	796,817
Accumulated other comprehensive loss	(1,097)	(1,187)
Accumulated Deficit	(298,337)	(209,425)
Total Shareholders' Equity	614,020	711,064
Total Liabilities and Shareholders' Equity	$ 1,070,155	$ 1,141,063